Audit Information	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Auditor Information [Abstract]
Auditor Firm ID	34	1147
Auditor Name	Deloitte & Touche LLP	Deloitte LLP
Auditor Location	Houston, Texas	Leeds, United Kingdom